Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	CASS INFORMATION SYSTEMS, INC.
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000708781
EBP 002
Document Information [Line Items]
Entity Registrant Name	CASS INFORMATION SYSTEMS, INC.
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000708781